Other Non-Current Assets - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Other Non-Current Asset
Carrying amount for the investments, net of allowance for credit losses	¥ 28,784,997		¥ 11,040,283		$ 4,054,282
Allowance for credit losses	40,466		12,873		5,700
Gross unrecognized holding gain or losses on the investments	0		0
Interest income on time deposits and held-to-maturity debt securities	336,789	$ 47,436	151,299	¥ 83,728
Allowance for credit loss	0		0
Equity method investments	0		0
Impairment on investments	0		0	¥ 0
Limited partnership funds
Other Non-Current Asset
Carrying amount for the investments	¥ 1,922,988		¥ 2,049,616		$ 270,847